Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

June 30, 2020

FRI-QTLY-0820
1.818362.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $1,259,612)	1,260,000	1,259,680
	Shares	Value

Domestic Equity Funds - 8.8%
Fidelity Series All-Sector Equity Fund (b)	811,587	$7,848,045
Fidelity Series Blue Chip Growth Fund (b)	843,521	15,124,325
Fidelity Series Commodity Strategy Fund (b)	21,007,606	80,669,207
Fidelity Series Growth Company Fund (b)	1,529,082	33,976,199
Fidelity Series Intrinsic Opportunities Fund (b)	2,040,825	30,591,967
Fidelity Series Large Cap Stock Fund (b)	1,545,565	21,746,093
Fidelity Series Large Cap Value Index Fund (b)	1,025,186	11,266,796
Fidelity Series Opportunistic Insights Fund (b)	928,243	17,877,952
Fidelity Series Small Cap Discovery Fund (b)	343,960	3,388,010
Fidelity Series Small Cap Opportunities Fund (b)	917,950	11,226,526
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,656,052	27,622,936
Fidelity Series Value Discovery Fund (b)	1,769,638	20,704,762
TOTAL DOMESTIC EQUITY FUNDS
(Cost $244,551,903)		282,042,818

International Equity Funds - 12.3%
Fidelity Series Canada Fund (b)	1,625,487	15,507,148
Fidelity Series Emerging Markets Fund (b)	2,535,791	21,681,015
Fidelity Series Emerging Markets Opportunities Fund (b)	10,467,493	200,661,838
Fidelity Series International Growth Fund (b)	2,800,526	48,001,009
Fidelity Series International Small Cap Fund (b)	860,116	13,744,658
Fidelity Series International Value Fund (b)	5,708,665	48,009,871
Fidelity Series Overseas Fund (b)	4,633,926	47,822,117
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $335,014,677)		395,427,656

Bond Funds - 54.6%
Fidelity Series Emerging Markets Debt Fund (b)	2,372,963	21,285,479
Fidelity Series Floating Rate High Income Fund (b)	439,936	3,792,246
Fidelity Series High Income Fund (b)	2,467,447	21,787,557
Fidelity Series Inflation-Protected Bond Index Fund (b)	36,553,315	381,982,141
Fidelity Series International Credit Fund (b)	210,587	2,156,414
Fidelity Series Investment Grade Bond Fund (b)	101,580,912	1,232,176,457
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,878,945	71,472,236
Fidelity Series Real Estate Income Fund (b)	1,449,432	14,001,513
TOTAL BOND FUNDS
(Cost $1,582,717,865)		1,748,654,043

Short-Term Funds - 24.3%
Fidelity Cash Central Fund 0.12% (c)	9,545,068	9,546,977
Fidelity Series Government Money Market Fund 0.25% (b)(d)	615,419,446	615,419,446
Fidelity Series Short-Term Credit Fund (b)	15,024,023	153,545,511
TOTAL SHORT-TERM FUNDS
(Cost $774,669,771)		778,511,934
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,938,213,828)		3,205,896,131
NET OTHER ASSETS (LIABILITIES) - 0.0%		56,255
NET ASSETS - 100%		$3,205,952,386

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	Sept. 2020	$5,716,870	$168,290	$168,290
ICE E-mini MSCI EAFE Index Contracts (United States)	12	Sept. 2020	1,067,040	7,977	7,977
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	44	Sept. 2020	2,168,540	(1,661)	(1,661)
TOTAL FUTURES CONTRACTS					$174,606

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $745,807.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,861
Total	$3,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$6,494,951	$26,696	$175,910	$--	$(1,877)	$1,504,185	$7,848,045
Fidelity Series Blue Chip Growth Fund	11,105,865	48,124	313,240	--	91,240	4,192,336	15,124,325
Fidelity Series Canada Fund	11,827,329	2,487,734	991,292	--	(214,839)	2,398,216	15,507,148
Fidelity Series Commodity Strategy Fund	102,478,570	348,411	25,988,314	--	(9,968,241)	13,798,781	80,669,207
Fidelity Series Emerging Markets Debt Fund	19,329,709	366,700	568,846	289,046	23,257	2,134,659	21,285,479
Fidelity Series Emerging Markets Fund	12,565,775	6,548,490	392,013	--	(7,517)	2,966,280	21,681,015
Fidelity Series Emerging Markets Opportunities Fund	120,401,548	54,532,063	6,560,966	--	(197,219)	32,486,412	200,661,838
Fidelity Series Floating Rate High Income Fund	3,609,083	63,139	137,623	44,353	(17,447)	275,094	3,792,246
Fidelity Series Government Money Market Fund 0.25%	649,056,601	33,740,075	67,377,230	444,105	--	--	615,419,446
Fidelity Series Growth Company Fund	24,466,624	100,710	654,817	--	261,158	9,802,524	33,976,199
Fidelity Series High Income Fund	20,608,019	405,137	688,122	311,200	(28,397)	1,490,920	21,787,557
Fidelity Series Inflation-Protected Bond Index Fund	376,040,169	8,983,357	16,589,073	210,389	223,698	13,323,990	381,982,141
Fidelity Series International Credit Fund	1,998,296	14,841	--	14,841	--	131,143	2,156,414
Fidelity Series International Growth Fund	62,652,637	201,634	24,825,239	--	9,270,469	701,508	48,001,009
Fidelity Series International Small Cap Fund	15,102,598	55,132	4,049,736	--	587,498	2,049,166	13,744,658
Fidelity Series International Value Fund	52,704,333	415,320	13,330,844	--	(1,637,633)	9,858,695	48,009,871
Fidelity Series Intrinsic Opportunities Fund	22,167,449	4,984,315	729,384	--	73,058	4,096,529	30,591,967
Fidelity Series Investment Grade Bond Fund	1,201,348,763	17,124,912	47,476,732	8,477,691	997,086	60,182,428	1,232,176,457
Fidelity Series Large Cap Stock Fund	19,031,854	96,538	644,068	--	130,009	3,131,760	21,746,093
Fidelity Series Large Cap Value Index Fund	5,327,585	5,984,662	234,089	--	(1,113)	189,751	11,266,796
Fidelity Series Long-Term Treasury Bond Index Fund	78,105,731	3,768,354	8,497,204	1,614,937	1,463,553	(3,368,198)	71,472,236
Fidelity Series Opportunistic Insights Fund	14,481,203	53,422	349,259	--	119,896	3,572,690	17,877,952
Fidelity Series Overseas Fund	47,455,129	6,119,584	15,262,926	--	(1,527,007)	11,037,337	47,822,117
Fidelity Series Real Estate Income Fund	12,389,359	249,835	431,420	190,770	(66,965)	1,860,704	14,001,513
Fidelity Series Short-Term Credit Fund	148,318,154	909,958	769,580	887,298	(9,055)	5,096,034	153,545,511
Fidelity Series Small Cap Discovery Fund	2,485,329	218,741	104,120	9,289	(17,045)	805,105	3,388,010
Fidelity Series Small Cap Opportunities Fund	7,816,087	2,162,466	457,858	--	54,341	1,651,490	11,226,526
Fidelity Series Stock Selector Large Cap Value Fund	14,482,220	12,350,205	627,633	--	(37,228)	1,455,372	27,622,936
Fidelity Series Value Discovery Fund	10,290,283	9,500,412	358,130	--	2,656	1,269,541	20,704,762
	$3,074,141,253	$171,860,967	$238,585,668	$12,493,919	$(433,664)	$188,094,452	$3,195,089,474

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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